Related Parties (Tables)	12 Months Ended
Dec. 31, 2019
Related Parties [Abstract]
Schedule of income statement represented by agency fees and costs recharged
	2019	2018	2017
	USD	USD	USD

Agency fees due to International General Insurance Underwriting	20,315,915	17,394,592	15,692,409

Costs recharged back to International General Insurance Underwriting	21,329,250	18,856,943	16,678,582